UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105
                                                     ---------

                Oppenheimer Quest International Value Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                      Date of reporting period: 02/29/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                              SHARES        VALUE
                                           -----------   ------------
COMMON STOCKS -- 98.0%
CONSUMER DISCRETIONARY -- 24.7%
AUTO COMPONENTS -- 2.5%
Continental AG                                 103,081   $ 10,112,929
                                           -----------   ------------
Toyota Auto Body Co. Ltd.                      825,900     14,539,986
                                                         ------------
                                                           24,652,915
                                                         ------------
AUTOMOBILES -- 5.3%
Bayerische Motoren Werke (BMW) AG              419,040     23,058,967
                                           -----------   ------------
Hyundai Motor Co.                              192,469     13,485,516
                                           -----------   ------------
Toyota Motor Corp.                             270,820     14,738,772
                                                         ------------
                                                           51,283,255
                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
Compass Group plc                            1,061,670      6,858,378
                                           -----------   ------------
HOUSEHOLD DURABLES -- 5.7%
Barratt Developments plc                     1,068,250      8,596,044
                                           -----------   ------------
First Juken Co. Ltd. (1)                     2,191,000      8,393,666
                                           -----------   ------------
Grande Holdings Ltd. (The)                      88,000         25,753
                                           -----------   ------------
Haseko Corp. (2)                            16,176,000     24,312,425
                                           -----------   ------------
Taylor Wimpey plc                            3,106,862     10,479,328
                                           -----------   ------------
Thomson SA                                     411,420      3,169,646
                                                         ------------
                                                           54,976,862
                                                         ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Sega Sammy Holdings, Inc.                      270,766      2,980,604
                                           -----------   ------------
MEDIA -- 4.6%
British Sky Broadcasting Group plc             935,846     10,494,713
                                           -----------   ------------
Societe Television Francaise 1                 609,990     14,447,425
                                           -----------   ------------
Vivendi SA                                     493,760     19,496,980
                                                         ------------
                                                           44,439,118
                                                         ------------
SPECIALTY RETAIL -- 3.0%
Aoyama Trading Co. (3)                         355,838      7,458,226
                                           -----------   ------------
Dickson Concepts International Ltd.         10,140,500      8,119,080
                                           -----------   ------------
OTSUKA KAGU Ltd.                               208,800      2,535,023
                                           -----------   ------------
Signet Group plc                             9,479,932     11,394,115
                                                         ------------
                                                           29,506,444
                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
Aksa Akrilik Kimya Sanayii AS (1)            9,900,419     15,251,942
                                           -----------   ------------
Asics Corp.                                    899,000     10,485,464
                                                         ------------
                                                           25,737,406
                                                         ------------
CONSUMER STAPLES -- 6.8%
FOOD & STAPLES RETAILING -- 1.5%
Tesco plc                                    1,831,811     14,447,841
                                           -----------   ------------
FOOD PRODUCTS -- 3.6%
Nestle SA                                       64,027     30,601,154
                                           -----------   ------------
Unilever NV CVA                                151,347      4,683,014
                                                         ------------
                                                           35,284,168
                                                         ------------
PERSONAL PRODUCTS -- 1.7%
Coreana Cosmetics Co. Ltd. (1,2)             4,457,197      5,348,587
                                           -----------   ------------

              1 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                   SHARES        VALUE
                                                 ---------   ------------
PERSONAL PRODUCTS CONTINUED
Pacific Corp.                                       79,243   $ 11,474,282
                                                             ------------
                                                               16,822,869
                                                             ------------
ENERGY -- 6.1%
ENERGY EQUIPMENT & SERVICES -- 2.6%
Petroleum Geo-Services ASA                         553,200     13,267,298
                                                ----------   ------------
Seabird Exploration Ltd. (1,2)                   4,221,405     11,859,026
                                                             ------------
                                                               25,126,324
                                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 3.5%
Eni SpA                                            550,000     19,015,004
                                                ----------   ------------
Total SA                                           194,720     14,703,518
                                                             ------------
                                                               33,718,522
                                                             ------------
FINANCIALS -- 24.3%
CAPITAL MARKETS -- 1.3%
Credit Suisse Group                                195,104      9,580,795
                                                ----------   ------------
Ichiyoshi Securities Co. Ltd.                      245,500      2,546,008
                                                             ------------
                                                               12,126,803
                                                             ------------
COMMERCIAL BANKS -- 8.2%
Anglo Irish Bank Corp.                             904,857     12,791,612
                                                ----------   ------------
Bank of Ireland                                  2,070,193     28,875,977
                                                ----------   ------------
Credit Agricole SA                                 541,583     14,726,061
                                                ----------   ------------
National Bank of Greece SA                         128,200      6,974,428
                                                ----------   ------------
Royal Bank of Scotland Group plc (The)           2,185,196     16,470,289
                                                             ------------
                                                               79,838,367
                                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.7%
Investor AB, B Shares                              616,276     13,005,161
                                                ----------   ------------
RHJ International Ltd. (2)                         280,457      3,677,882
                                                             ------------
                                                               16,683,043
                                                             ------------
INSURANCE -- 9.2%
Aegon NV                                         1,753,237     26,172,073
                                                ----------   ------------
Fondiaria-Sai SpA                                  819,349     24,895,705
                                                ----------   ------------
Swiss Reinsurance Co.                              474,748     38,092,529
                                                             ------------
                                                               89,160,307
                                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.6%
COSMOS INITIA Co. Ltd.                           3,943,000     10,940,704
                                                ----------   ------------
Emperor Entertainment Hotel Ltd.                31,493,000      7,982,113
                                                ----------   ------------
Eurocastle Investment Ltd.                         121,300      3,102,435
                                                ----------   ------------
Shanghai Forte Land Co. Ltd.                     8,085,000      3,467,052
                                                             ------------
                                                               25,492,304
                                                             ------------
THRIFTS & MORTGAGE FINANCE -- 1.3%
Paragon Group Cos. plc                           5,816,825     12,793,628
                                                ----------   ------------
HEALTH CARE -- 5.9%
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
Mediceo Paltac Holdings Co. Ltd.                   673,740     11,430,449
                                                ----------   ------------
PHARMACEUTICALS -- 4.7%
GlaxoSmithKline plc                                702,966     15,393,008
                                                ----------   ------------
Sanofi-Aventis SA                                  214,910     15,918,413
                                                ----------   ------------

              2 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                SHARES        VALUE
                                              ----------   ------------
PHARMACEUTICALS CONTINUED
Takeda Pharmaceutical Co. Ltd.                   270,600   $ 15,041,743
                                              ----------   ------------
                                                             46,353,164
                                                           ------------
INDUSTRIALS -- 10.5%
AEROSPACE & DEFENSE -- 1.1%
Safran SA                                        546,917     10,927,542
                                              ----------   ------------
AIRLINES -- 3.7%
Deutsche Lufthansa AG                            419,131      9,761,088
                                              ----------   ------------
Jazz Air Income Fund                           2,132,600     17,268,806
                                              ----------   ------------
Turk Hava Yollari Anonim Ortakligi (2)         1,539,000      9,081,237
                                                           ------------
                                                             36,111,131
                                                           ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
Corporate Express                                399,200      4,757,431
                                              ----------   ------------
Sperian Protection                               106,532     10,246,115
                                                           ------------
                                                             15,003,546
                                                           ------------
CONSTRUCTION & ENGINEERING -- 1.8%
Joongang Construction Co. Ltd. (1)               607,775      9,049,183
                                              ----------   ------------
Vinci SA                                         117,320      8,089,825
                                                           ------------
                                                             17,139,008
                                                           ------------
MACHINERY -- 0.4%
GEA Group AG (2)                                 123,048      3,984,120
                                              ----------   ------------
MARINE -- 0.7%
Evergreen Marine Corp.                         8,769,000      7,207,686
                                              ----------   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
Wolseley plc                                     372,450      4,546,352
                                              ----------   ------------
TRANSPORTATION INFRASTRUCTURE -- 0.7%
Master Marine AS (2,4)                         3,258,500      6,875,000
                                              ----------   ------------
Master Marine AS (2,4)                            92,800        195,796
                                                           ------------
                                                              7,070,796
                                                           ------------
INFORMATION TECHNOLOGY -- 9.4%
COMMUNICATIONS EQUIPMENT -- 2.5%
Nokia Oyj                                        678,400     24,401,371
                                              ----------   ------------
SunCorp Technologies Ltd. (2)                 14,746,000        348,738
                                                           ------------
                                                             24,750,109
                                                           ------------
COMPUTERS & PERIPHERALS -- 4.5%
Fujitsu Ltd.                                   1,867,663     13,293,582
                                              ----------   ------------
Gemalto NV (2)                                   323,630      9,011,594
                                              ----------   ------------
Japan Digital Laboratory Co. Ltd.              1,653,200     21,022,099
                                              ----------   ------------
Lafe Technology Ltd.                             126,000         14,904
                                                           ------------
                                                             43,342,179
                                                           ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
A&D Co. Ltd.                                     857,600      7,127,285
                                              ----------   ------------
Nichicon Corp.                                   757,800      5,884,305
                                                           ------------
                                                             13,011,590
                                                           ------------
OFFICE ELECTRONICS -- 1.1%
Canon, Inc.                                      230,130     10,300,337
                                              ----------   ------------

              3 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                      SHARES            VALUE
                                                    ---------       ------------
MATERIALS -- 3.9%
CHEMICALS -- 0.9%
Arkema (2)                                            155,354       $  8,803,273
                                                    ---------       ------------
METALS & MINING -- 2.6%
Arcelor                                               141,635         10,719,982
                                                    ---------       ------------
Hindalco Industries Ltd.                            2,846,000         14,121,265
                                                                    ------------
                                                                      24,841,247
                                                                    ------------
PAPER & FOREST PRODUCTS -- 0.4%
PaperlinX Ltd.                                      2,084,900          4,054,586
                                                    ---------       ------------
TELECOMMUNICATION SERVICES -- 5.8%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.8%
Cable & Wireless plc                                1,977,277          6,898,467
                                                    ---------       ------------
France Telecom SA                                     380,160         12,773,998
                                                    ---------       ------------
Telecom Italia SpA                                  3,859,200          7,451,115
                                                    ---------       ------------
Telefonos de Mexico SA de CV, Cl. L                 6,045,600         10,064,710
                                                                    ------------
                                                                      37,188,290
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
KDDI Corp.                                              1,520          9,197,094
                                                    ---------       ------------
Vodafone Group plc                                  3,164,062         10,154,755
                                                                    ------------
                                                                      19,351,849
                                                                    ------------
UTILITIES -- 0.6%
ELECTRIC UTILITIES -- 0.6%
Okinawa Electric Power Co. (The)                      155,080          6,160,237
                                                                    ------------
Total Common Stocks (Cost $961,162,633)                              953,506,649
                                                                    ------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 1.1%
AED Oil Ltd., 6.50% Cv. Unsec. Unsub. Nts.,
2/23/12 (4)                                        $  9,654,000        8,109,360
                                                   ------------       ----------
Master Marine AS, 6% Cv. Nts., 6/1/10 (4)            15,126,000 NOK    3,066,920
                                                                      ----------
Total Convertible Corporate Bonds and Notes
(Cost $13,298,269)                                                    11,176,280
                                                                      ----------

                                                        UNITS
                                                      ---------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Paragon Group Cos. plc Rts., Exp. 2/20/08 (2)
(Cost $6,184,257)                                     3,992,883           79,340
                                                      ---------    -------------
Total Investments, at Value (Cost $980,645,159)
                                                           99.1%     964,762,269
                                                      ---------    -------------
Other Assets Net of Liabilities                             0.9        8,412,931
                                                      ---------    -------------
Net Assets                                                100.0%   $ 973,175,200
                                                      =========    =============

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK     Norwegian Krone

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

              4 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                            SHARES              GROSS           GROSS            SHARES
                                                       NOVEMBER 30, 2007      ADDITIONS      REDUCTIONS     FEBRUARY 29, 2008
                                                     -------------------     -----------     -----------   ------------------
Aksa Akrilik Kimya Sanayii AS                            10,199,434                   -         299,015         9,900,419
Coreana Cosmetics Co. Ltd.                                4,457,197                   -               -         4,457,197
First Juken Co. Ltd.                                      2,191,000                   -               -         2,191,000
Japan Digital Laboratory Co. Ltd. (a)                     1,721,100                   -          67,900         1,653,200
Joongang Construction Co. Ltd.                              623,065                   -          15,290           607,775
Oppenheimer Institutional Money Market Fund, Cl. E       15,644,716          37,091,590      52,736,306                 -
Seabird Exploration Ltd.                                  3,287,604           1,021,537          87,736         4,221,405

                                                                                                 DIVIDEND        REALIZED
                                                                                 VALUE            INCOME           LOSS
                                                                             ------------      ------------     -----------
Aksa Akrilik Kimya Sanayii AS                                                $ 15,251,942        $       -       $ 313,315
Coreana Cosmetics Co. Ltd.                                                      5,348,587                -               -
First Juken Co. Ltd.                                                            8,393,666          214,046               -
Japan Digital Laboratory Co. Ltd.                                                       - (b)      132,187         231,581
Joongang Construction Co. Ltd.                                                  9,049,183                -          22,113
Oppenheimer Institutional
Money Market Fund, Cl. E                                                                -          577,198               -
Seabird Exploration Ltd.                                                       11,859,026                -         318,073
                                                                             ------------        ---------       ---------
                                                                             $ 49,902,404        $ 923,431       $ 885,082
                                                                             ============        =========       =========

      a. No longer an affiliate as of February 29, 2008.

      b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

2. Non-income producing security.

3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $18,247,076, which represents 1.88% of the Fund's net assets. See accompanying Notes.

              5 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of February 29, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS *
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                          $  78,881,735    $ (1,148,393)
Level 2 - Other Significant Observable Inputs      885,801,194       4,782,651
Level 3 - Significant Unobservable Inputs               79,340              --
                                                 -------------    ------------
  TOTAL                                          $ 964,762,269    $  3,634,258
                                                 =============    ============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:

                                       CONTRACT
                          BUY/          AMOUNT          EXPIRATION                    UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION      SELL          (000S)            DATES          VALUE       APPRECIATION     DEPRECIATION
-----------------------   ----     ---------------   --------------   ------------   -------------    -------------
Australian Dollar (AUD)   Sell             6   AUD           3/5/08   $      5,921      $    99        $         -
Euro (EUR)                Sell        61,458   EUR   3/4/08-8/28/08     92,647,095        2,257            273,899
Japanese Yen (JPY)        Sell     4,018,378   JPY   3/5/08-8/28/08     39,008,132            -            869,752
New Turkish Lira (TRY)    Sell           424   TRY           3/4/08        347,015        6,863                  -
Norwegian Krone (NOK)      Buy         6,073   NOK           3/4/08      1,164,396            -             10,993
Norwegian Krone (NOK)     Sell           989   NOK           3/5/08        189,558            -                255
Swedish Krona (SEK)       Sell         1,147   SEK           3/5/08        185,959            -                244
Swiss Franc (CHF)         Sell         1,159   CHF           3/5/08      1,112,570            -              2,469
                                                                                        -------        -----------
                                                                                        $ 9,219        $ 1,157,612
                                                                                        =======        ===========

              6 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

TOTAL RETURN SWAP CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:

SWAP                 NOTIONAL                           RECEIVED BY                           PREMIUMS
COUNTERPARTY         AMOUNT         PAID BY THE FUND      THE FUND      TERMINATION DATE    PAID/(RECEIVED)        VALUE
---------------  ----------------   ----------------   --------------  ------------------  ----------------   ----------------
                                     One-Month EUR
                                         BBA LIBOR
                                     plus 30 basis
                                     points and if
                                     negative, the
                                          absolute     If positive,
Morgan                                value of the        the Total
Stanley & Co.                         Total Return        Return of
International                           of Ryanair          Ryanair
plc              3,751,300   EUR          Holdings         Holdings          1/14/10            $ 5,551,724        $ 4,782,651

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR           Euro

Abbreviation is as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE          PERCENT
------------------------   -------------    ------------
Japan                      $ 198,388,009         20.6%
France                       153,034,372         15.9
United Kingdom               128,606,258         13.3
Switzerland                   78,274,478          8.1
Italy                         51,361,824          5.3
Germany                       46,917,104          4.9
Ireland                       41,667,589          4.3
Korea, Republic of South      39,357,568          4.1
The Netherlands               38,714,953          4.0
Norway                        35,264,040          3.7
Finland                       24,401,371          2.5
Turkey                        24,333,179          2.5
Canada                        17,268,806          1.8
Bermuda                       16,116,097          1.7
India                         14,121,265          1.5
Sweden                        13,005,161          1.3
Australia                     12,163,946          1.3
Mexico                        10,064,710          1.0
Taiwan                         7,207,686          0.7
Greece                         6,974,428          0.7
Belgium                        3,677,882          0.4
China                          3,467,052          0.4
Hong Kong                        374,491          0.0
                           -------------        -----
Total                      $ 964,762,269        100.0%
                           =============        =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

              7 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated

              8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or

              9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $   993,607,051
Federal tax cost of other investments         7,066,035
                                        ---------------
Total federal tax cost                  $ 1,000,673,086
                                        ===============
Gross unrealized appreciation           $   128,257,720
Gross unrealized depreciation              (158,063,141)
                                        ---------------
Net unrealized depreciation             $   (29,805,421)
                                        ===============

              10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.

By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer

Date:   04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008